Accrued Charter Revenue, Current and Non-Current and Unearned Revenue, Current and Non-Current (Tables)	12 Months Ended
Dec. 31, 2015
Accrued Charter Revenue and Unearned Revenue Disclosure [Abstract]
Schedule of the maturities of the net accrued charter revenue
Year ending December 31,	Amount
2016	(9,430)
2017	(11,336)
2018	(8,919)
2019	(5,684)
(35,369)

Schedule of Unearned Revenue, Current and Non-Current
	December 31, 2014	December 31, 2015
Hires collected in advance	8,096	8,469
Charter revenue resulting from varying charter rates	34,287	36,395
Total	42,383	44,864
Less current portion	(12,929)	(18,356)
Non-current portion	29,454	26,508